Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
(7)	Property, Plant and Equipment

	December 31, 2013	September 30, 2013
	(In thousands)
Leasehold improvements	$12,603	$12,984
Equipment and software	35,314	35,203

Total cost	47,917	48,187
Less: accumulated depreciation and amortization	(38,847)	(38,519)

Net Property, Plant and Equipment	$9,070	$9,668

Depreciation for fixed assets and leasehold amortization expense was approximately $778 thousand and $788 thousand for the quarters ended December 31, 2013 and 2012.

(8) Property, Plant and Equipment

	September 30,
	2013	2012
	(In thousands)
Leasehold improvements	$12,984	$12,168
Equipment and software	35,203	35,562

Total cost	48,187	47,730
Less: accumulated depreciation and amortization	(38,519)	(37,125)

Net Property, Plant and Equipment	$9,668	$10,605

Depreciation and leasehold amortization expense for fixed assets was approximately $3.3 million, $4.3 million, and $4.4 million for the years ended September 30, 2013, 2012, and 2011.